DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value of Outstanding Derivative Instruments
The fair value of the Company's outstanding derivative instruments qualified as hedging instruments as of December 31, 2013 and 2012 is summarized below:

		December 31,
	Balance sheet location	2013	2012
Assets

Foreign exchange option contracts	Other current assets	$8	$7
Foreign exchange forward contracts		41	81

Derivatives assets		$49	$88

Schedule of Change in Other Comprehensive Income (Loss) of Unrealized Gains on Foreign Currency Cash Flow Hedge
The effect of derivative instruments in cash flow hedging relationships on the net income (loss) and other comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011 is summarized below:

	Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)
	Year ended December 31,
	2013	2012	2011
Derivative in cash flow hedging relationship
Foreign exchange option contracts	$36	$11	$(16)
Foreign exchange forward contracts	96	69	(70)

	$132	$80	$(86)

Schedule of Derivative Instruments and Impact on Accumulated Other Comprehensive Income
The following is the change in the other comprehensive income of unrealized gains on foreign currency cash flow hedge during 2013:

Other comprehensive income (loss)

Other comprehensive loss from unrealized gains on foreign currency cash flow hedge as of January 1, 2013	$88
Reclassification to earnings of realized gain on foreign currency cash flow hedge	(171)
Unrealized net gain on foreign currency cash flow hedge	132
Other comprehensive income from unrealized gains on foreign currency cash flow hedge as of December 31, 2013	$49

Schedule of Gains (Losses) Reclassified From Other Comprehensive Income (Loss) into Income (Expenses)
		Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
		Year ended December 31,
	Location in Statement of Operation	2013	2012	2011

Derivative in cash flow hedging relationship
Foreign exchange option contracts	Cost of sales and operating expenses	$35	$(11)	$-
Foreign exchange forward contracts	Financial expense	29	(5)	-
Foreign exchange forward contracts	Cost of sales and operating expenses	107	(70)	65

		$171	$(86)	$65